ACCOUNTING PRINCIPLES AND POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.0350
EUR/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.0350	1.1002	1.0667
Average foreign exchange rate	1.0804	1.0790	1.0543
AUD/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	0.6224
Average foreign exchange rate	0.6596
GBP/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.2488
Average foreign exchange rate	1.2772